Fair Value (Details Textual) - USD ($)				3 Months Ended	12 Months Ended
	Jul. 07, 2020	Jul. 07, 2020	Jan. 15, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 09, 2020	Jun. 30, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Description of contingent consideration	We acquired 100% of the stock of Ample Organics by issuing 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, for an aggregate value of $25.2 million. The exchangeable shares are economically equivalent to shares of Akerna common stock. In addition to the stock consideration, we paid $5.7 million in cash, which was used to settle all of Ample's then outstanding debt and transaction costs. The agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration was recorded as the estimated fair value of $0.8 million as of the acquisition date and will be adjusted to the estimated fair value in each subsequent reporting period until settlement.	We acquired 100% of the stock of Ample Organics for 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, $30.7 million was the aggregate value of the exchangeable shares. In addition to the stock consideration, we paid $5.5 million in cash, which was used to settle all of Ample's then outstanding debt. In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration will be recorded as the estimated fair value on the acquisition date and adjusted to estimated fair value in each subsequent reporting period until settlement.			(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Principal amount						$ 170
Purchase price						$ 150
Acquisition of ample			$ 389,000	$ 817,000	$ 389,000
Aggregate liability				$ 817,000
Ample [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Description of contingent consideration				The agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000and the amount of Recurring Revenue realized during the twelve months following the acquisition.
Acquisition of ample				$ 817,000
Solo Sciences, Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Description of contingent consideration			(i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and was recorded at fair value as of the date of acquisition. Contingent consideration is adjusted to fair value each period with changes in fair value being recognized in earnings at each reporting period.	(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Fair value of the contingent consideration				$ 0	389,000
Liability for the contingent consideration					389,000
Trellis Solutions, Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of the contingent consideration					998,000
Liability for the contingent consideration					$ 0